Other Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Summary of Inventory	Inventory consisted of the following.

	December 31, 2021	December 31, 2020
Finished Goods	$33,007	$17,628
Raw Materials	201	—

Total inventory	$33,208	$17,628

Summary of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following.

	December 31, 2021	December 31, 2020
Prepaid expenses	$15,084	$3,276
Other current assets	2,285	564

Total prepaid expenses and other current assets	$17,369	$3,840

Summary of Property and Equipment, Net
Property and equipment, net consisted of the following.

	December 31, 2021	December 31, 2020
Computer hardware and software	$1,768	$868
Warehouse and other equipment	461	124
Leasehold improvements	284	103
Furniture and fixtures	161	109

Property and equipment, gross	2,674	1,204
Less: Accumulated depreciation and amortization	(800)	(357)

Total property and equipment, net	$1,874	$847

Summary of Other Long-term Assets
Other long-term assets consisted of the following.

	December 31, 2021	December 31, 2020
Intangible assets	$3,590	$—
Operating lease—ROU asset, net	2,927	920
Restricted cash, long-term portion	495	—
Other long-term assets	3,790	193

Total other long-term assets	$10,802	$1,113

Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following.

	December 31, 2021	December 31, 2020
Accrued compensation costs	$6,588	$3,234
Warranty allowance	6,106	3,336
Accrued expenses	4,559	764
Other	4,981	2,221

Total accrued expenses and other current liabilities	$22,234	$9,555